Schedule III - Real Estate and Accumulated Depreciation (Detail) - Historical Cost of Real Estate Held for Investment (USD $)	9 Months Ended
Dec. 31, 2012
Additions during period:
Acquisitions	$ 3,279,000
Total real estate held for investment, end of year	$ 3,279,000